OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Beginning Balance	£ 6,491	£ 5,355	£ 5,355
Issued in the year:
Notes Issued	107	162	63
Redemption	(1,481)
Ending Balance	5,906	6,491	5,355
US Dollar Notes, Issued In 2018 [Member]
Issued in the year:
Notes Issued		£ 1,136
US Dollar Notes, Issued In 2019 [Member]
Issued in the year:
Notes Issued	396
GBP Notes, Issued in 2019 [Member]
Issued in the year:
Notes Issued	£ 500